Segment information - Information About Unconsolidated Equity Affiliates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Carrying value of investments at year end	$ 3.5	$ 4.9
Share in earnings (losses) of equity affiliates	(1.5)	0.5	$ 4.3
Asian countries | Global Markets
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Carrying value of investments at year end	3.5	4.9	2.7
Undistributed earnings	2.5	2.2	1.1
Share in earnings (losses) of equity affiliates	$ (1.5)	$ 0.5	$ 0.5